VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—2.8%
Cargurus, Inc. Class A(1)	238,934	$ 3,386
Cogeco Communications, Inc.	49,409	2,579
Cogent Communications Holdings, Inc.	72,447	3,779
		9,744

Consumer Discretionary—15.0%
Acushnet Holdings Corp.	78,953	3,434
Bright Horizons Family Solutions, Inc.(1)	62,681	3,613
Fox Factory Holding Corp.(1)	45,115	3,568
Helen of Troy Ltd.(1)	33,564	3,237
KB Home	145,285	3,766
La-Z-Boy, Inc.	163,671	3,694
Leslie’s, Inc.(1)	122,858	1,807
Malibu Boats, Inc. Class A(1)	75,439	3,620
MDC Holdings, Inc.	137,193	3,762
SiteOne Landscape Supply, Inc.(1)	21,241	2,212
Thule Group AB ADR	344,833	3,453
TopBuild Corp.(1)	22,242	3,665
Wendy’s Co. (The)	154,666	2,891
Winnebago Industries, Inc.	68,079	3,622
Wolverine World Wide, Inc.	203,483	3,132
YETI Holdings, Inc.(1)	101,215	2,887
		52,363

Consumer Staples—3.1%
Energizer Holdings, Inc.	106,884	2,687
Herbalife Nutrition Ltd.(1)	153,714	3,057
Nomad Foods Ltd.(1)	121,233	1,722
WD-40 Co.	19,725	3,466
		10,932

Energy—2.0%
HF Sinclair Corp.	66,006	3,554
Matador Resources Co.	65,666	3,212
		6,766

Financials—26.3%
Apollo Commercial Real Estate Finance, Inc.	310,091	2,574
Arbor Realty Trust, Inc.	240,467	2,765
Atlantic Union Bankshares Corp.	97,509	2,962
Bank of Hawaii Corp.	26,782	2,039
Bank of Marin Bancorp	121,875	3,650
Blackstone Mortgage Trust, Inc. Class A	131,943	3,080
Cadence Bank	141,999	3,608
CNO Financial Group, Inc.	112,708	2,025
Columbia Banking System, Inc.	128,692	3,718
Community Bank System, Inc.	58,892	3,538
	Shares	Value

Financials—continued
Compass Diversified Holdings	98,128	$ 1,772
Enterprise Financial Services Corp.	81,271	3,579
Essent Group Ltd.	100,431	3,502
Federal Agricultural Mortgage Corp. Class C	15,105	1,498
First American Financial Corp.	77,911	3,592
Glacier Bancorp, Inc.	74,025	3,637
Hamilton Lane, Inc. Class A	55,527	3,310
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	100,233	3,000
Houlihan Lokey, Inc. Class A	43,994	3,316
MarketAxess Holdings, Inc.	15,831	3,522
PacWest Bancorp	155,349	3,511
Pathward Financial, Inc.	106,224	3,501
PennyMac Financial Services, Inc.	41,983	1,801
Primerica, Inc.	15,890	1,962
PROG Holdings, Inc.(1)	156,685	2,347
Radian Group, Inc.	184,366	3,556
SouthState Corp.	27,563	2,181
Stifel Financial Corp.	50,678	2,631
United Community Banks, Inc.	106,902	3,539
Valley National Bancorp	297,533	3,213
Walker & Dunlop, Inc.	34,641	2,901
		91,830

Health Care—7.1%
Addus HomeCare Corp.(1)	37,153	3,538
CONMED Corp.	44,902	3,600
Exact Sciences Corp.(1)	109,265	3,550
Medpace Holdings, Inc.(1)	24,277	3,816
Neogen Corp.(1)	210,859	2,946
Syneos Health, Inc. Class A(1)	77,890	3,672
Teleflex, Inc.	18,439	3,715
		24,837

Industrials—18.7%
Allegiant Travel Co.(1)	42,477	3,100
Brady Corp. Class A	90,394	3,772
Douglas Dynamics, Inc.	131,104	3,674
Exponent, Inc.	38,892	3,410
Gorman-Rupp Co. (The)	135,778	3,230
Hillenbrand, Inc.	54,864	2,015
ITT, Inc.	56,412	3,686
Lennox International, Inc.	17,153	3,819
ManpowerGroup, Inc.	41,602	2,691
Mercury Systems, Inc.(1)	50,787	2,062
MSA Safety, Inc.	17,243	1,884
Oshkosh Corp.	50,501	3,550
Simpson Manufacturing Co., Inc.	45,590	3,574
SkyWest, Inc.(1)	94,733	1,540
	Shares	Value

Industrials—continued
Stanley Black & Decker, Inc.	46,077	$ 3,465
Tetra Tech, Inc.	16,906	2,173
Toro Co. (The)	44,031	3,808
Trex Co., Inc.(1)	79,580	3,497
UFP Industries, Inc.	41,886	3,023
Watts Water Technologies, Inc. Class A	28,723	3,611
Werner Enterprises, Inc.	98,738	3,713
		65,297

Information Technology—11.5%
AudioCodes Ltd.	160,424	3,499
Cirrus Logic, Inc.(1)	24,911	1,714
Cognex Corp.	88,767	3,679
Diodes, Inc.(1)	60,235	3,910
ePlus, Inc.(1)	38,729	1,609
FormFactor, Inc.(1)	100,226	2,511
Methode Electronics, Inc.	80,487	2,990
MKS Instruments, Inc.	40,314	3,331
RingCentral, Inc. Class A(1)	86,833	3,470
Sapiens International Corp. N.V.	181,517	3,481
SMART Global Holdings, Inc.(1)	170,993	2,714
SPS Commerce, Inc.(1)	27,746	3,447
Universal Display Corp.	37,840	3,570
		39,925

Materials—6.9%
Cia Siderurgica Nacional S.A. Sponsored ADR	1,579,408	3,759
Glatfelter Corp.	549,789	1,710
Kaiser Aluminum Corp.	58,161	3,568
Kinross Gold Corp.	1,328,987	4,997
Quaker Chemical Corp.	20,931	3,022
Royal Gold, Inc.	38,035	3,568
Stepan Co.	38,047	3,564
		24,188

Real Estate—5.0%
Douglas Emmett, Inc.	194,591	3,489
Hudson Pacific Properties, Inc.	321,943	3,525
Industrial Logistics Properties Trust	290,563	1,598
Medical Properties Trust, Inc.	280,829	3,331
STAG Industrial, Inc.	127,682	3,630
Terreno Realty Corp.	32,421	1,718
		17,291

See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Utilities—1.0%
American States Water Co.	44,321	$ 3,455
Total Common Stocks (Identified Cost $383,694)		346,628

Total Long-Term Investments—99.4% (Identified Cost $383,694)		346,628

	Shares	Value

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.758%)(2)	603,407	$ 603
Total Short-Term Investment (Identified Cost $603)		603

TOTAL INVESTMENTS—99.6% (Identified Cost $384,297)		$347,231
Other assets and liabilities, net—0.4%		1,535
NET ASSETS—100.0%		$348,766

Abbreviation:
ADR	American Depositary Receipt
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Bermuda	2
Canada	2
Israel	2
Cayman Islands	1
Brazil	1
Sweden	1
Total	100%
† % of total investments as of September 30, 2022.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$346,628	$346,628
Money Market Mutual Fund	603	603
Total Investments	$347,231	$347,231
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the  Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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